Change in accounting policy	9 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Change in accounting policy
12.	Change in accounting policy

During 2017, the Company conducted a review of its accounting policy with respect to exploration and evaluation expenditures. As a result of this review, management voluntarily changed the accounting policy effective December 31, 2017, and all such expenditures are now expensed until proven and probable mineral reserves have been declared, and the Company believes that further work will add economic value to those reserves. This change was conducted in order to enhance the relevance and reliability of the information available to the users of the Company’s financial statements. The change in accounting policy was made in accordance with IFRS 6, Exploration for and Evaluation of Mineral Resources, and IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors, and was recognized on a full retrospective basis. Further information on this change is provided in the annual consolidated financial statements for the year ended December 31, 2017.

As at September 30, 2017, the following adjustments were recorded to the consolidated balance sheet:

As at September 30, 2017	As previously reported	Adjustment	Restated
Exploration and evaluation	$640,228	$(92,396)	$547,832
Mineral properties, net book value	35,075	(18,700)	16,375
Plant and equipment, net book value	277,637	598	278,235
Net decrease in assets		(110,498)
Deferred income taxes	$(58,193)	$24,562	$(33,631)
Net decrease in liabilities		(85,936)
Non-controlling interest	$(158,599)	$16,030	$(142,569)
Net decrease in equity		$(69,906)

For the three months ended September 30, 2017, the following adjustments were recorded to the consolidated statement of comprehensive income:

For the three months ended September 30, 2017	As previously reported	Adjustment	Restated
Depreciation and depletion	$(15,987)	$50	$(15,937)
Exploration expenses	-	(12,223)	(12,223)
Income tax expense	(3,736)	687	(3,049)
Decrease in net income		$(11,486)
Net income (loss) and comprehensive income (loss) attributable to:
Nevsun shareholders	$(527)	$(11,037)	$(11,564)
Non-controlling interest	3,624	(449)	3,175
Weighted average shares outstanding (thousands)
Basic	302,075	-	302,075
Diluted	302,075	-	302,075
Loss per share attributable to Nevsun shareholders
Basic	$(0.00)	$(0.04)	$(0.04)
Diluted	(0.00)	(0.04)	(0.04)

For the nine months ended September 30, 2017, the following adjustments were recorded to the consolidated statement of comprehensive income:

For the nine months ended September 30, 2017	As previously reported	Adjustment	Restated
Depreciation and depletion	$(42,239)	$383	$(41,856)
Exploration expenses	-	(40,545)	(40,545)
Income taxes	(6,756)	2,674	(4,082)
Decrease in net income		$(37,488)
Net loss and comprehensive income loss attributable to:
Nevsun shareholders	$(45,259)	$(35,742)	$(81,001)
Non-controlling interest	(18,971)	(1,746)	(20,717)
Weighted average shares outstanding (thousands)
Basic	301,943	-	301,943
Diluted	301,943	-	301,943
Loss per share attributable to Nevsun shareholders
Basic	$(0.15)	$(0.12)	$(0.27)
Diluted	(0.15)	(0.12)	(0.27)

For the three months ended September 30, 2017, the following adjustments were recorded to the consolidated statement of cash flows:

For the three months ended September 30, 2017	As previously reported	Adjustment	Restated
Net cash provided by (used in) operating activities	$10,018	$(12,223)	$(2,205)
Net cash used in investing activities	(23,416)	12,223	(11,193)
Net change in cash and cash equivalents		$-

For the nine months ended September 30, 2017, the following adjustments were recorded to the consolidated statement of cash flows:

For the nine months ended September 30, 2017	As previously reported	Adjustment	Restated
Net cash provided by (used in) operating activities	$27,264	$(40,545)	$(13,281)
Net cash used in investing activities	(56,466)	40,545	(15,921)
Net change in cash and cash equivalents		$-